Stockholders' Equity Note Disclosure [Text Block]	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Stockholders Equity Note Disclosure Text Block

Note 10 – Stockholders’ Deficit/Equity

Comprehensive Income

Comprehensive income (loss) for the three and six month periods ended June 30, 2011 and 2010 was:

(in thousands)	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Net income	$ 16,761	$ 6,305	$ 21,584	$ 3,563
Foreign currency translation adjustments	(157)	(1,098)	600	(1,567)
Comprehensive income	$ 16,604	$ 5,207	$ 22,184	$ 1,996

Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss balances as of June 30, 2011 and December 31, 2010 were comprised of:

(in thousands)	June 30,	December 31,
	2011	2010
Net actuarial losses and prior service costs
and credits	$ (139,114)	$ (139,114)
Foreign currency translation adjustment	3,849	3,249
	$ (135,265)	$ (135,865)